[CHAPMAN AND CUTLER LLP LETTERHEAD]

February 28, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 154 and Amendment No. 154 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Dividend Value Fund, Nuveen Equity Index Fund, Nuveen International Select Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Index Fund, Nuveen Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Index Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund and Nuveen Tactical Market Opportunities Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that this Amendment will become immediately effective. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure